                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 44                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-4025

     Amendment No. 45                                                [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                      (Name and Address of Agent for Service)

       Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date)pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on July 29, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    JULY 29, 2005

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

ADVISOR CLASS

Tax-Free Bond Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

(C)2005 American Century Proprietary Holdings, Inc.  All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks safety of principal  and high current  income that is exempt from federal income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The  portfolio  managers  invest  at  least  80% of the  fund's  assets  in debt securities  with  interest  payments  exempt from  federal  income tax.  Cities, counties and other  municipalities,  and U.S.  territories  usually  issue these securities  for public  projects,  such as  schools  and  roads.  The  portfolio managers  may  buy  securities  of  varying  maturity  ranges.  A more  detailed description about the fund's investment strategies begins on page X.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The fund's primary  investment risks include credit risk, due to the possibility the fund will invest in the lowest investment-grade category of debt securities, and interest rate risk.  The interest rate risk is moderate  under normal market conditions,  and it may fluctuate as the portfolio managers  reposition the fund in response to changing market conditions.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

When the Advisor Class has  investment  results for a full calendar  year,  this section will feature charts that show

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average Annual Total Returns for the Advisor Class of the fund, including a comparison of these returns to a benchmark index.

If the Advisor Class had existed during the period  presented,  its  performance would have been substantially  similar to that of the Investor Class because its
represents  an  investment  in  the  same  portfolio  of  securities.   However,
performance  of the Advisor  Class would have been higher  because of its higher expense ratio.

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's  historical  returns from year to year.  The returns of the fund's Advisor Class shares will differ from the returns shown in the chart, depending on the expenses of that class.

TAX FREE BOND FUND - INVESTOR CLASS

2004               2.66%
-------------------------
2003               4.04%
-------------------------
2002               9.13%
-------------------------
2001               5.24%
-------------------------
2000               9.91%
-------------------------
1999              -0.95%
-------------------------
1998               5.81%
-------------------------
1997               7.44%
-------------------------
1996               3.94%
-------------------------
1995              11.93%
-------------------------

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,  TAX FREE
     BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS X.XX%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                               HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Tax-Free Bond                  4.51% (3Q 2002)             -2.09% (2Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways. Return Before Taxes shows the actual change in the value of fund shares over the time periods  shown,  but does not reflect the impact of taxes on fund  distributions  or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on Distributions is a fund's actual performance,  adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund
Shares is further  adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004     1 YEAR     5 YEARS    10 YEARS

TAX-FREE BOND

Return Before Taxes                                2.66%      6.16%      5.85%

Return After Taxes on Distributions                2.66%      6.07%      5.73%

Return After Taxes on Distributions
   and Sale of Fund Shares                         2.91%      5.84%      5.61%

Lehman Brothers Municipal                          2.95%      5.93%      5.87%
   5-Year General Obligation Index
   (reflects no deduction for fees,
    expenses or taxes)

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will  perform in the  future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                   MANAGEMENT   DISTRIBUTION AND        OTHER       TOTAL ANNUAL FUND
                   FEE (1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES

TAX-FREE BOND

   Advisor Class     0.25%             0.50%(3)          0.01%             0.76%

(1)  BASED ON ASSETS  DURING A FUND'S MOST RECENT  FISCAL  YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASES AND INCREASES AS ASSETS DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  TRUSTEES AND THEIR LEGAL  COUNSEL,  AS WELL AS  INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.01% FOR THE CURRENT FISCAL YEAR.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS

TAX-FREE BOND

   Advisor Class               $78          $242         $422         $939

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks safety of principal  and high current  income that is exempt from federal income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio  managers buy QUALITY DEBT SECURITIES and will invest at least 80%
of the fund's  assets in debt  securities  with  interest  payments  exempt from federal income tax. Cities,  counties and other  municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

               A  QUALITY  DEBT  SECURITY  IS ONE  THAT  HAS  BEEN  RATED  BY AN
          INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR
          DETERMINED  BY THE ADVISOR TO BE OF  COMPARABLE  CREDIT  QUALITY.  THE
          DETAILS OF THE FUND'S  CREDIT  QUALITY  STANDARDS ARE DESCRIBED IN THE
          STATEMENT OF ADDITIONAL INFORMATION.

The  portfolio  managers  also may buy quality  debt  securities  with  interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these  securities  (called private  activity  bonds) to fund for-profit  private projects,  such as  hospitals  and  athletic  stadiums.  No more than 20% of the fund's assets may be invested in these securities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive  position,  it will not be pursuing its investment  objectives and may generate taxable income.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

               INCOME  FROM THE FUND MAY BE SUBJECT TO THE  ALTERNATIVE  MINIMUM
          TAX. FOR MORE INFORMATION, SEE TAXES IN THIS PROSPECTUS.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.  Funds with longer weighted average maturities are more sensitive to interest rate changes.

The fund  may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade  category  (for  example,  Baa or BBB).  The  issuers  of these securities  are more  likely to pose a credit  risk,  that is, to have  problems making interest and principal payments, than issuers of higher-rated securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect  municipal  markets.  The fund may have a higher  level of risk than funds that invest in a larger universe of securities.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The portfolio  managers  monitor weighted average maturity and seek to adjust it as  appropriate,  taking  into  account  market  conditions  and other  relevant factors.  Thus, under normal market  conditions,  potential income and potential loss are moderate as compared to other funds, but may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including  liquidity,  interest rate,  market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of  default  or  bankruptcy  of the  other  party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial -- in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called the weighted  average  maturity.  The following chart shows how portfolio managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                        AMOUNT OF        PERCENT OF     REMAINING      WEIGHTED
                        SECURITY OWNED   PORTFOLIO      MATURITY       MATURITY

Debt Security A         $100,000         25%             4 years       1 year

Debt Security B         $300,000         75%            12 years       9 years

Weighted Average Maturity                                             10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                  $100.00                $99.06                -0.94%

3 years                 $100.00                $97.38                -2.62%

10 years                $100.00                $93.20                -6.80%

30 years                $100.00                $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult,  competitive environment, or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Debt  securities  rated in one of the highest  four  categories  by a nationally recognized  securities  rating  organization  are considered  investment  grade.
Although  they are  considered  investment  grade,  an  investment in these debt securities  still  involves some credit risk because even an AAA rating is not a guarantee of payment.  For a complete description of the ratings system, see the statement of  additional  information.  The fund's credit  quality  restrictions apply  at the  time of  purchase;  the  funds  will not  necessarily  sell  debt securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment objectives. Each technique has its own characteristics,  and may pose some level of risk to the fund.  If you would  like to learn  more  about  these techniques,  you should review the statement of  additional  information  before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the  management  fee. Out of the fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be
paid  by  the  fund's  advisor  to   unaffiliated   third  parties  who  provide
recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

The Advisor  Class of the fund was not in  operation as of the fiscal year ended
May 31, 2005.  The Advisor Class will pay the advisor a unified  management  fee calculated by adding the appropriate  Investment  Category and Complex Fees from the following schedules:

Investment Category Fee Schedule
-------------------------------------------------------------------
CATEGORY ASSETS          FEE RATE
-------------------------------------------------------------------
First $1 billion         0.2800%
-------------------------------------------------------------------
Next $1 billion          0.2280%
-------------------------------------------------------------------
Next $3 billion          0.1980%
-------------------------------------------------------------------
Next $5 billion          0.1780%
-------------------------------------------------------------------
Next $15 billion         0.1650%
-------------------------------------------------------------------
Next $25 billion         0.1630%
-------------------------------------------------------------------
Thereafter               0.1625%
-------------------------------------------------------------------

Complex Fee Schedule
-------------------------------------------------------------------
COMPLEX ASSETS          FEE RATE FOR ADVISOR CLASS
-------------------------------------------------------------------
First $2.5 billion                0.0600%
-------------------------------------------------------------------
Next $7.5 billion                 0.0500%
-------------------------------------------------------------------
Next $15 billion                  0.0485%
-------------------------------------------------------------------
Next $25 billion                  0.0470%
-------------------------------------------------------------------
Next $25 billion                  0.0370%
-------------------------------------------------------------------
Next $25 billion                  0.0300%
-------------------------------------------------------------------
Next $25 billion                  0.0200%
-------------------------------------------------------------------
Next $25 billion                  0.0150%
-------------------------------------------------------------------
Next $25 billion                  0.0100%
-------------------------------------------------------------------
Next $25 billion                  0.0050%
-------------------------------------------------------------------
Thereafter                        0.0000%
-------------------------------------------------------------------

THE PORTFOLIO MANAGER

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individual  listed below serves as the lead portfolio manager for the fund. As such, he is ultimately  responsible for security  selection and portfolio  construction  for  the  fund,  as  well  as  compliance  with  stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the funds.

The portfolio manager who is primarily responsible for the day-to-day management of the fund is identified below.

KENNETH M. SALINGER

Mr. Salinger,  Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. In June 1997 he became a portfolio manager.  He has a bachelor's degree in quantitative  economics from the University of California
- San Diego. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The  Advisor  Class  shares  are  intended  for  purchase  by   participants  in
employer-sponsored retirement or savings plans and for persons purchasing shares
through   broker-dealers,   banks,   insurance  companies  and  other  financial
intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of time,  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than  $250,000), we reserve the right to pay part or all of the redemption  proceeds in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other  transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of this redemption.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The  fund  pays   distributions  of  substantially  all  its  income  quarterly.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. It may make more frequent  distributions,  if necessary,  to comply with Internal  Revenue Code provisions.  Distributions  may be taxable as ordinary  income,  capital gains or a combination of the two.  Capital gains are taxed at  different  rates  depending  on the  length  of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains                 Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income            5%                     15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers three classes of shares of the fund:  Investor  Class,
Institutional Class and Advisor Class. The shares offered by this prospectus are
Advisor  Class  shares  and are  offered  primarily  through  employer-sponsored
retirement  plans  or  through  institutions  like  banks,   broker-dealers  and
insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements  from the class offered by this  prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

     o    1-800-345-2021 for Investor Class shares

     o    1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting that class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's  Advisor  Class pays an annual fee of 0.50% of Advisor  Class average net assets, half for certain ongoing shareholder and administrative services and half for  distribution  services,  including  past  distribution  services.  The distributor  pays all or a  portion  of such  fees to the  investment  advisors, banks,  broker-dealers  and insurance  companies  that make Advisor Class shares available.  Because these fees are used to pay for services that are not related to  prospective  sales of the fund,  the  Advisor  Class will  continue  to make payments  under the plan even if it is closed to new  investors.  Because  these fees are paid out of the fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges. For additional  information about the Plan and its terms,  see  MULTIPLE  CLASS  STRUCTURE - MASTER  DISTRIBUTION  AND  SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

PERFORMANCE INFORMATION OF OTHER CLASS

The following  financial  information is provided to show the performance of the
Tax-Free Bond Fund's Investor Class shares.

The table on the next page  itemizes  what  contributed  to the  changes  in the
Investor  Class share price during the most recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered public accounting firm. The fund's Report of Independent
Registered Public  Accounting Firm and the financial  statements are included in the fund's annual report, which is available upon request.

Will insert AUDITED (May 31, 2005) Investor Class Financial
Highlights for Tax-Free Bond Fund

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE     TICKER         NEWSPAPER LISTING

Tax-Free Bond

   Advisor Class                  XXX           XXX            N/A

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box  419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0507
SH-PRS-43934

American Century
Investments
statement of
additional information

JULY 29, 2005

American Century Municipal Trust
Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund
Tax-Free Bond Fund
Tax-Free Money Market Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED OCTOBER 1, 2004 AND JULY 29, 2005,  BUT IS NOT A PROSPECTUS.
THE STATEMENT OF ADDITIONAL  INFORMATION  SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT  PROSPECTUSES.  IF YOU WOULD LIKE A COPY OF A PROSPECTUS,  PLEASE
CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc., Distributor

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management  investment company that was  organized as a  Massachusetts  business  trust on May 1, 1984.
From then until  January 1997,  it was known as Benham  Municipal  Income Trust.
Throughout this statement of additional information we refer to American Century
Municipal Trust as the Trust.

Each fund  described in this  statement of additional  information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration number.

FUND                                TICKER SYMBOL            INCEPTION DATE
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND

   Investor Class                      BEAMX                   04/11/1994
--------------------------------------------------------------------------------
   A Class                             ACZAX                   02/27/2004
--------------------------------------------------------------------------------
   B Class                             ACZBX                   02/27/2004
--------------------------------------------------------------------------------
   C Class                             ACZCX                   02/27/2004
--------------------------------------------------------------------------------

FLORIDA MUNICIPAL BOND

   Investor Class                      ACBFX                   04/11/1994
--------------------------------------------------------------------------------
   A Class                             ACFAX                   02/27/2004
--------------------------------------------------------------------------------
   B Class                             ACEBX                   02/27/2004
--------------------------------------------------------------------------------
   C Class                             ACCCX                   02/27/2004
--------------------------------------------------------------------------------

HIGH-YIELD MUNICIPAL

   Investor Class                      ABHYX                   03/31/1998
--------------------------------------------------------------------------------
   A Class                             AYMAX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                             AYMBX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                             AYMCX                   07/24/2002
--------------------------------------------------------------------------------

TAX-FREE BOND

   Investor Class                      TWTIX                   03/02/1987
--------------------------------------------------------------------------------
   Institutional Class                 N/A                     04/15/2003
--------------------------------------------------------------------------------
   Advisor Class                       N/A                     07/29/2005
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET

   Investor Class                      BNTXX                   07/31/1984
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  6.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectuses.

Tax-Free  Bond and  Tax-Free  Money  Market  are  diversified  as defined in the
Investment  Company Act of 1940 (the Investment  Company Act). Arizona Municipal
Bond,  Florida  Municipal  Bond and  High-Yield  Municipal are  non-diversified.
Diversified means that, with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the  outstanding  voting  securities  of a single issuer
(other than the U.S. government). Non-diversified means that a fund may invest a greater  percentage  of its  assets in a smaller  number  of  securities  than a diversified fund.

Tax-Free  Money  Market  operates  pursuant  to Rule 2a-7  under the  Investment
Company Act of 1940, which permits the valuation of portfolio  securities on the basis of  amortized  cost.  To rely on Rule 2a-7,  the fund must comply with the definition of diversified under the rule.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the  securities of a single issuer (other than the U.S.  government or a regulated  investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully  invested.  However,  under  exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the prospectuses and this  statement of  additional  information,  see  EXPLANATION  OF  FIXED-INCOME
SECURITIES RATINGS beginning on page 53.

ARIZONA MUNICIPAL BOND FUND

Arizona  Municipal Bond seeks to obtain as high a level of current income exempt from  Arizona and  regular  federal  income tax as is  consistent  with  prudent investment management and conservation of shareholders' capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular  federal  income taxes,  although the fund may generate  some taxable  income.  Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state,  its  political  subdivisions,  agencies  and instrumentalities).  As a fundamental  policy, the fund will invest at least 80%
of its net assets in obligations  with interest  exempt from federal and Arizona state  income tax.  The fund is not  limited,  however,  in its  investments  in securities that are subject to the federal Alternative Minimum Tax (AMT).

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.  territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona  state income taxes.  The fund may also invest in (1)  obligations  issued by other states and their  political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal  conditions to invest as much as 100% of its net assets in municipal  obligations  for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt  from the AMT.  Interest  from AMT bonds is  considered  to be exempt from federal income tax for purposes of the 80% policy noted above.

FLORIDA MUNICIPAL BOND FUND

The fund seeks to obtain as high a level of current  income  exempt from regular federal  income tax as is  consistent  with prudent  investment  management  and conservation of shareholders' capital. In addition,  fund shares are intended to be exempt from the Florida intangible personal property tax.

The fund is designed for  individuals in upper tax brackets  seeking income free from regular  federal  income tax,  although the fund may generate  some taxable income.  The fund also provides an investment that is intended to be exempt from the  Florida  intangible  personal  property  tax.  Because of this  emphasis on tax-exempt income, the fund by itself does not constitute a balanced  investment plan.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state,  its  political  subdivisions,  agencies  and instrumentalities).  As a fundamental  policy, the fund will invest at least 80%
of its net assets in  obligations  that are exempt from the  Florida  intangible personal property tax and that have interest payments exempt from federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.  territories of Guam and the Virgin
Islands) that are exempt from federal income tax and Florida intangible personal property tax. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal  conditions to invest as much as 100% of its net assets in municipal  obligations  for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt  from the AMT.  Interest  from AMT bonds is  considered  to be exempt from federal income tax for purposes of the 80% policy noted above.

The fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year,  its portfolio  consists only of  investments that are exempt from the Florida intangible  personal property tax. As a result, the fund could incur additional costs or taxable income or gains.

HIGH-YIELD MUNICIPAL FUND

High-Yield  Municipal  Fund seeks to  provide as high a level of current  income exempt from federal income tax as is consistent  with its  investment  policies, which permit  investment in lower-rated and unrated  securities.  As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state or its  political  subdivisions,  agencies and instrumentalities).  The fund  also may  invest  in  securities  issued  by U.S.
territories or possessions,  such as Puerto Rico,  provided that the interest on these  securities  is exempt from regular  federal  income tax. As a fundamental policy,  the fund will invest at least 80% of its net assets in obligations with interest  exempt  from  regular  federal  income tax.  The fund is not  limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized,  under normal  conditions,  to invest as much as 100% of its net  assets  in  municipal  obligations  for  which  the  interest  is a tax preference  item for  purposes of the AMT.  If you are or become  subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary  defensive  purposes,  it may  invest a portion  of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

TAX-FREE BOND FUND
TAX-FREE MONEY MARKET FUND

Tax-Free  Bond  Fund and  Tax-Free  Money  Market  Fund  seek as high a level of current  income exempt from regular  federal  income tax as is  consistent  with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully  invested in municipal  obligations,  although for  temporary  defensive  purposes,  each may invest a portion of its assets in
U.S. government  securities,  the interest income on which is subject to federal income tax. As a fundamental  policy,  each fund will invest at least 80% of its net assets in obligations  with interest  exempt from federal income taxes.  The municipal obligations in which the funds may invest include securities issued by
U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total  assets in  municipal  obligations for which the interest is a tax preference  item for purposes of the AMT. If you are or become  subject to the AMT, a portion of your income  distributions  that are exempt from the regular federal income tax may not be exempt from the AMT.

CREDIT QUALITY AND MATURITY GUIDELINES

TAX-FREE MONEY MARKET FUND

The fund seeks to maintain a $1.00 share price,  although  there is no guarantee it will be able to do so. Shares of the fund are neither  insured nor guaranteed by the U.S. government.

The money  market fund may be  appropriate  for  investors  seeking  share price stability who can accept the lower yields that short-term  obligations typically provide.

In  selecting  investments  for the money market  fund,  the advisor  adheres to regulatory  guidelines  concerning the quality and maturity of money market fund investments as well as to internal  guidelines designed to minimize credit risk.
In particular, the fund:

o    buys only U.S. dollar-denominated  obligations with remaining maturities of
     397 days or less (and variable- and  floating-rate  obligations with demand features that effectively shorten their maturities to 397 days or less);

o    maintains a dollar-weighted average portfolio maturity of 90 days or less;

o    restricts its  investments to  high-quality  obligations  determined by the advisor,  pursuant to guidelines  established by the Board of Trustees,  to present minimal credit risks.

To be considered high-quality, an obligation must be:

o  a U.S. government obligation; or

o    rated  (or of an  issuer  rated  with  respect  to a  class  of  short-term obligations)  within the two highest rating  categories for short-term debt obligations  by at  least  two  nationally  recognized  statistical  rating agencies (or one if only one has rated the obligation); or

o    an obligation without short-term ratings judged by the advisor, pursuant to guidelines  established  by  the  Board  of  Trustees,  to  be  of  quality comparable to the securities listed above.

The  fund  managers  intend  to buy only  obligations  that  are  designated  as first-tier  securities as defined by the SEC; that is,  securities  rated,  when acquired, within the highest category designated by a rating agency.

NON-MONEY MARKET FUNDS (EXCEPT HIGH-YIELD MUNICIPAL)

Arizona Municipal Bond,  Florida Municipal Bond and Tax-Free Bond have identical policies  governing the quality of securities in which they may invest.

In terms of credit quality, each of these funds restricts its investments to

o    municipal bonds rated,  when acquired,  within the four highest  categories designated by a rating agency

o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated,  when acquired,  within the two highest  categories designated by a rating agency

o    unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above.

HIGH-YIELD MUNICIPAL FUND

High-Yield  Municipal invests at least 80% of its assets in municipal securities with interest  payments  exempt from federal income tax. The managers  typically buy  long-term  and  intermediate-term  municipal  securities,  but may purchase municipal  securities of any duration.  Although High-Yield  Municipal typically invests a  significant  portion of its  assets in  investment-grade  bonds,  the advisor does not adhere to specific rating criteria in selecting investments for this fund.  The fund invests in securities  rated or judged by the advisor to be below  investment-grade  quality (for example, bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many  issuers  of  medium-  and  lower-quality  bonds  choose  not to have their obligations  rated and a large portion of High-Yield's  portfolio may consist of obligations that, when acquired,  were not rated. Unrated securities may be less liquid  than  comparable  rated  securities  and may  involve  the risk that the portfolio managers may not accurately evaluate the security's comparative credit quality.  Analyzing the  creditworthiness  of issuers of lower-quality,  unrated bonds may be more  complex than  analyzing  the  creditworthiness  of issuers of higher-quality  bonds.  There is no limit to the  percentage  of assets that the fund may invest in unrated  securities.  The fund also may invest in  securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor  considers it  appropriate  to do so.  Investments of this nature may be made due to market  considerations (for example, a limited supply of medium- and lower-grade  municipal  obligations)  or to  increase  liquidity  of  the  fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield  Municipal may purchase private activity  municipal  securities.  The
interest  from  these  securities  is  treated  as  a  tax-preference   item  in
calculating federal AMT liability.  Under normal  circumstances,  it is possible that a  substantial  portion of the fund's  total  assets  will be  invested  in private activity securities.  Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See TAXES, page 50.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

CONCENTRATION IN TYPES OF MUNICIPAL ACTIVITIES

From time to time, a  significant  portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic,  business or political developments affecting one of these obligations could affect the other obligations in a similar manner.  For example,  if a fund invested a significant portion of its assets in utility bonds and a state or federal  government agency
or  legislative  body  promulgated  or  enacted  new  environmental   protection
requirements  for utility  providers,  projects  financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental  requirements,  and  outstanding  debt might be  downgraded in the interim.  Among other  factors  that could  negatively  affect  bonds  issued to finance  similar types of projects are state and federal  legislation  regarding financing  for  municipal  projects,  pending  court  decisions  relating to the validity  or  means  of  financing  municipal  projects,  material  or  manpower shortages  and  declining  demand for  projects  or  facilities  financed by the municipal bonds.

ABOUT THE RISKS AFFECTING ARIZONA MUNICIPAL SECURITIES

As noted in the  prospectus,  the Arizona  Municipal Bond Fund is susceptible to events that  affect  issuers of Arizona  municipal  obligations.  These  include possible  adverse  effects of  Arizona  constitutional  amendments,  legislative measures, voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the fund's policy  of  concentrating  its  assets in  Arizona  municipal  securities.  This information  is based on  certain  official  statements  of the state of Arizona published  in  connection  with  the  issuance  of  specific  Arizona  municipal securities  as  well as from  other  publicly  available  sources.  It does  not constitute a complete  description  of the risks  associated  with  investing in securities of these issuers.  While the advisor has not  independently  verified the  information  contained  in the  official  statements,  it has no  reason to believe the information is inaccurate.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau  country  traversed by deep canyons,  such as Grand Canyon National
Park; central Arizona,  which is rugged,  mountainous and heavily forested;  and
the  southern  third,   which  encompasses   desert  areas  and  flat,   fertile
agricultural lands in valleys between mountains rich in mineral deposits.  These
topographic  areas  all  have  different  climates,   which  have  distinctively
influenced  development  in each region.  The Phoenix  metropolitan  area is the state's primary economic center as it represents approximately two-thirds of the state's population.  The Tucson area, while of secondary  importance,  also is a major economic area in the state.

Located  in  the  country's  sunbelt,  Arizona's  population  has  been,  and is projected  to continue to be, one of the fastest  growing in the United  States.
Over the last several decades,  the state has outpaced most other regions of the country in population and personal  income  growth,  gross state product and job creation.  Arizona was the  second-fastest  growing state in the nation  between
1990 and 2000 with 10 year population growth of approximately 40%.

Under its  constitution,  the state of Arizona is not permitted to issue general obligation  bonds  secured by the full  faith and credit of the state.  However, certain  agencies and  instrumentalities  of the state are  authorized  to issue bonds secured by revenues from specific  projects and activities,  and the state and local governmental units may enter into lease  transactions.  The particular source of payments and security for an Arizona municipal  obligation is detailed in the instrument itself and in related offering materials.

The state and local  governmental  units are subject to  limitations  imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual  increases in taxes, and other matters.  These  limitations may affect the  ability  of  the  issuers  to  generate  revenues  to  satisfy  their  debt obligations.  There are periodic  attempts in the form of voter  initiatives and legislative  proposals to further limit the amount of annual  increases in taxes that may be levied  without  voter  approval.  If such a proposal  were enacted, there  might be an  adverse  impact  on state  or  local  government  financing.

Arizona's ballot initiatives,  health and education equity litigation,  combined with long-term  expenditure pressure stemming from the boom in population growth has created fiscal and economic  uncertainties  for the state. In addition,  the relatively  large  concentration of jobs in the high tech sector has exposed the state's finances to some instability.

The Arizona economy continues to diversify away from its historical  reliance on the mining  and  agricultural  employment  sectors.  Significant  job growth has occurred in the areas of aerospace and high technology,  construction,  finance, insurance  and real  estate.  Arizona's  economy  is among the  fastest  growing economies  in the  nation  and is  showing  signs of  rebounding  after a modest slowdown. However,  manufacturing remains sluggish and reduced government hiring persists.

Arizona has  experienced  a general  economic  slowdown to its  revenues,  while facing high  expenditure  needs.  The state's fund balance ended $166.4  million lower in fiscal 2003 to a level of $546.4 million.  Revenue shortfalls  combined with  expenditures  requirements  resulted in a deficit of approximately  $371.9 million in fiscal 2003.  The $967 million  projected  deficit in fiscal 2004 was mitigated  by higher than  anticipated  revenues.  Preliminary  revenues for the fiscal 2004 year are $794.8 million greater than the original forecast. However, higher than anticipated  expenditures in fiscal 2004 will force a $293.6 million estimated drawdown of the fund balance.  Arizona's current debt ratings are "A1"
by Moody's and "AA-" by Standard &  Poor's.  Standard & Poor's currently has a negative outlook on its rating.

The Supreme Court of Arizona has determined that Arizona's taxation of dividends paid from  investments in the state is  unconstitutional.  Arizona is now liable for refunds to certain  taxpayers  affected by the  outcome of  litigation.  The financial  impact of this  liability  is  uncertain  and it is likely  the final amount will be paid over a number of years,  adding  stress to the state's  cash reserves. The governor already, with the use of line-item veto power, deferred a
$75 million  payment of a judgment  against the state  regarding the taxation of dividends  under former law.  Additional  liabilities  may arise from  currently pending  litigation  related to the state's  alleged  underfunding of the School
Facilities Board Building Renewal Fund and from litigation related to funding of bilingual  education  programs.  A potential  long-term  credit  concern for all states is the impact of  eCommerce  on tax  collections.  The  proliferation  of
eCommerce spending could potentially  negatively impact municipal credit quality since eCommerce  spending is exempt from sales taxes.  The most vulnerable bonds would be credits  secured  solely by sales tax  revenues.  For fiscal  year 2002 sales tax revenues represented approximately 30% of general fund revenues.

ABOUT THE RISKS AFFECTING FLORIDA MUNICIPAL SECURITIES

As noted in the  prospectus,  the Florida  Municipal Bond Fund is susceptible to events that  affect  issuers of Florida  municipal  obligations.  These  include possible  adverse  affects of  Florida  constitutional  amendments,  legislative measures, voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the fund's policies  of  concentrating  its assets in Florida  municipal  securities.  This information is based on official debt offering documents,  independent municipal credit  reports  relating to securities  offerings of Florida  issuers and other publicly available sources. It does not constitute a complete description of the risks  associated  with  investing in  securities  of these  issuers.  While the advisor has not  independently  verified this  information,  it has no reason to believe the information is inaccurate.

Because the fund invests primarily in Florida municipal  securities,  it will be affected by political and economic  conditions and developments within the state of Florida. In general,  the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances,  the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents  that protect debt holders.  Credit risk is usually lower  whenever  the  economy  is strong,  growing  and  diversified,  financial operations are sound, and the debt burden is reasonable.

The state of Florida's  economy is  characterized  by a large service sector,  a dependence on the tourism and  construction  industries  and a large  retirement population.  The management of rapid growth has been the major challenge  facing state and local  governments.  Florida's  population has grown rapidly and it is now the fourth largest state with a population of approximately 17 million; this growth is expected to continue,  but at reduced rates.  It is  anticipated  that from the  years  2000  through  2010,  Florida's  population  will grow by 18.7%
compared to an 11.1%  increase  for the nation.  As this growth  continues,  the demand for both public and private services will increase,  which may strain the service sector's capacity and impede the state's budget balancing  efforts.  For
example,   school  districts  have  experienced  difficulty  in  funding  school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

The state is outperforming  the nation in employment and income growth.  For the
12 months ended June 2004,  the state's  employment was up  approximately  2.3%.
Construction,   health   care  and  service   sector  jobs  are  growing   while
manufacturing occupations are still contracting. Most of the growth in the state is  occurring  in the southern  metro areas while  Jacksonville  is growing more slowly.  Florida,  with a 2003 per capita income at $30,446, is about 96% of the
U.S. figure.

Debt  levels  in the state of  Florida  are  moderate  to high,  reflecting  the tremendous capital demands  associated with rapid population growth.  Florida is unusual among states in that all general  obligation  full faith and credit debt issues  of  municipalities  must be  approved  by  public  referendum  and  are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security,  such as a sales tax stream, special  assessment  revenue,  user fees,  utility  taxes or fuel taxes.  Credit quality of such debt instruments tends to be somewhat lower than that of general obligation  debt.  The state of Florida  issues  general  obligation  debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The  state  of  Florida  is  heavily   dependent  upon  sales  tax  with  nearly
three-quarters of the state's general fund revenues being derived from sales and use taxes,  which makes the state's general fund  vulnerable to recession.  This dependence  upon sales tax,  combined with economic  recession,  has resulted in budgetary  shortfalls  in the past.  Florida has reacted to preserve an adequate financial position primarily through  expenditure  reductions.  State officials, however, still face tremendous capital and operating pressures due to the growth
that  will   continue  to  strain  the  state's   narrow   revenue  base.  As  a
counterbalance  to the  dependence on the  historically  volatile sales tax, the state enacted a  constitutional  amendment  establishing a Budget  Stabilization
Fund and has since made yearly  deposits to that Fund. For fiscal year 2005, the
Fund stands at nearly $1 billion,  meeting the required minimum Fund level of 5%
of General  Fund  revenues.  General  Fund  revenues  and sales tax revenues are budgeted to increase by 3.4% and 5.9% respectively, in fiscal year 2005. General
Fund spending is budgeted to increase by 13.4% in fiscal year 2005.

The state also has  established a  constitutional  state  revenue  limitation to restrain  the  growth  of  spending.  To  date,  this  cap has  not yet  posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other  revenues that can be raised by the state in any fiscal year. It allows annual  revenue to grow by the average  annual growth in personal  income over the  previous  five  years.  Exempted  from the cap are  revenues  that are directly  pledged to bonds,  including any new debt issuances.  The cap does not appear to have become a major impediment to the state raising  sufficient annual revenue to fund state  expenditure  growth.  The  legislature  may  increase the revenue cap by a two-thirds vote of each house.

A potential  long-term  credit concern for all states is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially negatively  impact municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most vulnerable  bonds would be credits secured solely by sales tax revenues.

ABOUT THE RISKS AFFECTING PUERTO RICO MUNICIPAL SECURITIES

From time to time, the funds invest in obligations of the Commonwealth of Puerto
Rico and its public corporations,  which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's  debt is issued by the major public  agencies  that are  responsible  for many of the  island's  public functions,  such as water,  wastewater,  highways,  electricity,  education  and public  construction.  As of December 31, 2003, public sector debt issued by the
Commonwealth and its public corporations totaled $32.3 billion.

Since the 1980s, Puerto Rico's economy and financial  operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced  substantial gains in employment.  Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal  Internal  Revenue Code for U.S.  corporations  doing business in Puerto Rico (see discussion  below).  The number of persons employed in Puerto Rico as of March 2004 was  approximately  1.27 million,  up 4.95% from
June 2003. The unemployment  rate is still high,  however,  at 11.2% as of March
2004.

Debt  ratios  for  the   Commonwealth  are  high  as  it  assumes  much  of  the
responsibility for local  infrastructure.  Sizable  infrastructure  programs are
ongoing  to  upgrade  the  island's   water,   sewer  and  road   systems.   The
Commonwealth's  general  obligation  debt  is  secured  by a  first  lien on all available  revenues.  The  Commonwealth  seeks to correlate the growth in public sector debt to the growth of the economic  base  available to service that debt.
However, public sector debt has increased at a greater pace than growth in gross product  over the last few  years.  Between  fiscal  years  1999 and 2003,  debt increased approximately 31% while gross product rose approximately 23.7%.

The  current  ratio  of  tax-supported  debt to  aggregate  personal  income  is approximately 50%, about 16 times the average level of the 50 states, and nearly five times as high as the most  heavily  indebted  of the  states.  The ratio is affected by the low levels of income in Puerto Rico (per capita income was 43.5%
of the national average in 2003) and by the large absolute amount of debt.

The  Commonwealth  finished  fiscal year 2003 with an  operating  loss of $171.2 million  (approximately  2.3% of general  fund  revenues)  which  resulted in an ending cash balance of $179 million.  The  Commonwealth is currently  estimating another  operating  loss  for  fiscal  2004  of  $128.7  million  and  budgeting break-even performance for the fiscal year 2005.

On April 14, 2003, Standard & Poor's removed the Commonwealth's  outstanding general  obligation  debt from  credit  watch  with  negative  implications  and assigned to it a rating of "A-" with negative outlook. Standard & Poor's had previously  announced on December 11, 2002,  that it was placing its ratings and underlying ratings on the  Commonwealth's  outstanding debt on credit watch with negative  implications,  reflecting  concerns  over the  Commonwealth's  general ability to enforce appropriate  accounting,  fiscal and management controls with respect to equipment  leases entered into by certain  Commonwealth  agencies and municipalities.  On June 7, 2004, Standard & Poor's affirmed their rating at
A- and kept the outlook negative.

As a result of 1995 federal legislation,  tax credits provided by Section 936 of the Internal  Revenue Code are being phased out over a ten-year period ending in tax year  2005.  Section  936 has  offered  an  important  economic  development incentive for Puerto Rico,  providing a particular impetus for the manufacturing sector.  For U.S.  corporations  doing  business  in Puerto  Rico,  Section  936 generally  eliminated the U.S. tax on income related to their island operations.
It granted  these  corporations  tax credits to offset  federal tax liability on earnings  from Puerto Rico  operations  (active  income) and  permitted  them to invest such earnings in qualified  investments  in Puerto Rico (passive  income)
with interest  earned free from U.S.  tax. As a result of the 1996  legislation, the active income  credit has been reduced and is no longer  available to new or expanded  operations in Puerto Rico.  It will also be phased out entirely  after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit,  in 1998, the Commonwealth  passed the
Tax  Incentives  Law that provided for various tax  reduction/incentives.  While this  law may  promote  development,  it must be  balanced  by the  costs of the development  in terms of lost tax  dollars.  The risk Puerto Rico faces is being too generous with tax incentives,  whereby,  government  revenues are negatively impacted  by  development  incentives.

Another  long-term issue, with broad  implications for the Commonwealth,  is the question of political  status - specifically,  the potential for a transition to statehood,  as  contemplated  by proposed  federal  legislation  in 1999 and the subject  of a  non-binding  plebiscite  in Puerto  Rico in  December  1998.  The statehood  option in the 1998  plebiscite  received  the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A potential  long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially impact  municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most  vulnerable  bonds would be credits secured solely by sales tax revenues.

An  additional  long  term  risk is the  Commonwealth's  dependence  on  capital intensive  manufacturing  industries  which  represent  42% of the island's GDP, especially the pharmaceuticals industry (26% of the island's GDP).

A final  risk  factor  with the  Commonwealth  is the large  amount of  unfunded pension liabilities.  The main public pension system is largely underfunded. The funded ratio of the plan is 19% with a total unfunded liability of $8.5 billion.
A measure enacted by the legislature in 1990 is designed to address the solvency of the plan over a 50-year period.

MUNICIPAL NOTES

Each fund may  invest in  municipal  notes,  which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  anticipation  notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  anticipation  notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  anticipation  notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most  commonly  ranging from two to 270 days)  issued to finance  seasonal
cash  flow  needs  or  to  provide  short-term   financing  in  anticipation  of
longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied money in the state's  General Fund,  including the proceeds of revenue anticipation notes issued following  enactment of a state budget or the proceeds of refunding warrants issued by the state.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General  obligation (GO) bonds are issued by states,  counties,  cities,  school districts,  towns and regional  districts to fund a variety of public  projects, including  construction of and improvements to schools,  highways, and water and sewer  systems.  GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal,  although such levies may be  constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges, tunnels, air and sea port facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or  personal  property  financed.  The  interest  earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate.  Variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The fund managers  expect that the funds will pay more for securities  with puts attached than for securities without these liquidity features.

Some  obligations with term puts attached may be issued by  municipalities.  The fund  managers  may buy  securities  with  puts  attached  to keep a fund  fully
invested  in  municipal   securities  while  maintaining   sufficient  portfolio
liquidity to meet redemption requests or to facilitate  management of the fund's investments. To ensure that the interest on municipal securities subject to puts is  tax-exempt  to the  funds,  the  advisor  limits  the  funds' use of puts in accordance with applicable  interpretations  and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the advisor under the direction of the Board of Trustees.

TENDER OPTION BONDS

Tender option bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to the money market fund. However, any of the funds may purchase these instruments.

TOBs are created by municipal  bond dealers who purchase  long-term,  tax-exempt bonds place the  certificates  in trusts,  and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The fund  managers  also take steps to minimize the risk that a fund may realize
taxable   income  as  a  result  of  holding  TOBs.   These  steps  may  include
consideration  of (1) legal opinions  relating to the  tax-exempt  status of the underlying  municipal bonds, (2) legal opinions relating to the tax ownership of the underlying  bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax  consequences.  After purchase,  the fund managers  monitor  factors  related to the  tax-exempt  status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may engage in municipal  securities  transactions  on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are  known as  dollar-rolls,  buy/sell  back  transactions,  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward  commitment  agreements.  If fluctuations in the value of securities  held cause more than 50% of a fund's  total  assets to be  committed under when-issued or forward commitment  agreements,  the fund managers need not sell such  agreements,  but they will be  restricted  from entering into further agreements  on behalf of the fund until the  percentage  of assets  committed to such agreements is below 50% of total assets.

MUNICIPAL LEASE OBLIGATIONS

Each fund may invest in municipal lease obligations.  These  obligations,  which may take the form of a lease,  an installment  purchase,  or a conditional  sale contract,  are issued by state and local  governments and authorities to acquire land and a wide variety of equipment and facilities.  Generally,  the funds will not hold such obligations directly as a lessor of the property but will purchase a participation  interest in a municipal  lease  obligation from a bank or other third party.

Municipal  leases  frequently  carry risks distinct from those  associated  with general  obligation  or revenue  bonds.  State  constitutions  and  statutes set requirements that states and  municipalities  must meet to incur debt. These may include  voter  referenda,  interest  rate limits or public  sale  requirements.
Leases,  installment  purchases or conditional  sale contracts  (which  normally provide for title to the leased  asset to pass to the  government  issuer)  have evolved  as a way for  government  issuers  to acquire  property  and  equipment without meeting  constitutional  and statutory  requirements for the issuance of debt.

Many leases and contracts include  nonappropriation  clauses, which provide that the  governmental  issuer has no  obligation to make future  payments  under the lease  or  contract  unless  money is  appropriated  for  such  purposes  by the appropriate  legislative  body on a yearly or other  periodic  basis.  Municipal
lease   obligations  also  may  be  subject  to  abatement  risk.  For  example, construction  delays or  destruction of a facility as a result of an uninsurable disaster  that  prevents  occupancy  could result in all or a portion of a lease payment not being made.

INVERSE FLOATERS

The funds (except Tax-Free Money Market) may hold inverse  floaters.  An inverse floater is a type of derivative  security that bears an interest rate that moves inversely to market  interest rates. As market interest rates rise, the interest rate  on  inverse  floaters  goes  down,  and  vice  versa.  Generally,  this is accomplished  by  expressing  the  interest  rate on the  inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust  or (2) an  issuer  seeking  to  reduce  interest  expenses  by  using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o    Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

o    Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to "put back"  their  interests  to the issuer or to a third  party.  If a
Dutch  Auction  fails,  the floater  holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOWER-QUALITY BONDS

As indicated in the prospectus,  an investment in High-Yield  Municipal  carries greater risk than an  investment  in the other funds because the fund may invest without  limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market  values of  higher-quality  bonds tend to  correspond to market interest rate changes,  the market values of lower-quality bonds tend to reflect the  financial  condition  of their  issuers.  The  ability of an issuer to make payment could be affected by litigation,  legislation or other political events, or  the  bankruptcy  of the  issuer.  Lower-quality  municipal  bonds  are  more susceptible to these risks than  higher-quality  municipal  bonds.  In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk.  The  issuer's  ability to service its debt  obligations  may be adversely  affected  by  an  economic  downturn,  weaker-than-expected  economic development,  a period of rising interest rates, the issuer's  inability to meet projected  revenue  forecasts,  a  higher  level of  debt,  or a lack of  needed additional financing.

The market for  lower-quality  bonds  tends to be  concentrated  among a smaller number of dealers than the market for  higher-quality  bonds. This market may be dominated by dealers and institutions  (including mutual funds),  rather than by individuals.  To the extent that a secondary  trading  market for  lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds.  Limited  liquidity in the secondary  market may adversely  affect market prices and hinder the advisor's  ability to dispose of particular  bonds when it determines that it is in the best interest of a fund to do so. Reduced liquidity also may hinder the advisor's  ability to obtain market  quotations for purposes of valuing a fund's  portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

A fund may incur  expenses in excess of its  ordinary  operating  expenses if it becomes  necessary  to  seek  recovery  on  a  defaulted  bond,  particularly  a lower-quality bond.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate.  For the non-money market funds,  these investments may
include  investments  in  money  market  funds  managed  by  the  advisor.   Any
investments  in money  market  funds  must be  consistent  with  the  investment policies and restrictions of the fund making the investment.

STRUCTURED AND DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in structured  securities and securities that are commonly referred to as derivative securities.

Structured  investments  involve the transfer of specified financial assets to a special  purpose entity,  generally a trust, or the deposit of financial  assets with a custodian,  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Structured  investments  are  traded  over the  counter  in the same  manner  as traditional  municipal securities.  The cash flow on the underlying  instruments may be  apportioned  among  the newly  issued  structured  securities  to create
securities   with  different   investment   characteristics,   such  as  varying
maturities,  payment  priorities,   interest  rate  provisions,  and  prepayment
characteristics, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  If the structured  security  involves no credit  enhancement,  its credit risk generally will be equivalent to that of the underlying instruments.

Structured  investments  include,  for example,  single family and  multi-family
residential    mortgage-backed   securities   and   commercial   mortgage-backed
securities.  Structured  investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from,  the  performance of certain  underlying  assets or benchmarks, such as interest rates, indices or other financial or non-financial  indicators.
The value of these  securities,  and hence their total  return,  is  typically a function  of the  price  movement  of the  underlying  asset or  changes  in the underlying benchmark.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest  rates or securities prices,  and for cash management  purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There  are a range  of risks  associated  with  investments  in  structured  and derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the issuer of the  structured  or  derivative  security  (the counterparty) will fail to perform its obligations.

In addition,  structured  securities are subject to the risk that the issuers of the  underlying  securities  may be unable or unwilling to repay  principal  and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts (prepayment risk).

The return on a derivative  security may  increase or decrease,  depending  upon changes  in the  reference  index  or  instrument  to  which  it  relates.  Some derivative  securities are in many respects like any other investment,  although they may be more volatile or less liquid than more traditional debt securities.

A fund  may not  invest  in a  structured  or  derivative  security  unless  the reference index, the underlying  assets or the instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying value is  linked  to the  price of oil  would  not be a  permissible  investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured  and derivative  securities,  the advisor has adopted,  and the Board of Trustees has approved, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides, among other  things,  that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the  notional  value of the investment.  The policy also  establishes a committee  that must review  certain proposed  purchases before the purchases can be made. A fund may not invest in a structured  or  derivative  security if its credit,  interest  rate,  liquidity, counterparty  and other risks  associated  with  ownership  of the  security are outside acceptable limits set forth in the fund's prospectus.

SINGLE- AND MULTI-FAMILY MORTGAGE-RELATED SECURITIES

A  single-or  multi-family  mortgage-backed  security  represents  an  ownership interest  in a  pool  of  mortgage  loans.  The  loans  are  made  by  financial institutions  or  municipal  agencies  to  finance  home and other  real  estate purchases. As the loans are repaid,  investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on single- or  multi-family  mortgage-backed  securities is irregular.  If mortgage holders  sell their homes,  refinance  their  loans,  prepay their  mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other  fixed-income  securities,  the prices of single- or  multi-family mortgage-backed  securities  fluctuate in response to changing  interest  rates;
when interest rates fall, the prices of these  securities  rise, and vice versa.
Changing  interest  rates  have  additional   significance  for  mortgage-backed
securities  investors,  however,  because they influence  prepayment  rates (the rates at which mortgage  holders prepay their  mortgages),  which in turn affect
the  yields  on  mortgage-backed   securities.   When  interest  rates  decline,
prepayment  rates  generally  increase.  Mortgage  holders take advantage of the opportunity  to  refinance  their  mortgages  at lower rates with lower  monthly payments.  When  interest  rates rise,  mortgage  holders  are less  inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether  the  mortgage-backed  security  was  purchased  at a  premium  or  at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures  contracts.  Futures  contracts provide for the sale by one party and purchase by another party of a specific  security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.  The funds do not use futures and options transactions for speculative purposes.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading  Commission  (CFTC),  a U.S.  government  agency.  The funds may engage in futures and options  transactions  based on securities indices such as the Bond Buyer Index of Municipal  Bonds,  provided  that the  transactions  are consistent with the fund's investment  objectives.  The funds also may engage in futures and options  transactions  based on  specific  securities,  such as U.S.
Treasury bonds or notes.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund  purchases  or sells a bond,  no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge interest rate trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in amount  sufficient to cover its  obligations  under the futures contracts and options.

MUNICIPAL BOND INSURERS

Securities  held by the funds may be (a)  insured  under a  new-issue  insurance policy  obtained by the issuer of the security or (b) insured  under a secondary market  insurance  policy  purchased by the fund or a previous bond holder.  The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial  Group,  Inc.  (AMBAC) is a  Delaware-domiciled  stock insurance corporation.  Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's  claims-paying ability is rated  Aaa/AAA/AAA by Moody's  Investors  Service,  Inc.  (Moody's),  Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation,  a  Delaware  corporation.  FGIC's  claims-paying  ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance  Corporation (MBIA) is a monoline  insurance company,  which is a wholly owned  subsidiary of MBIA Inc.  organized as a  Connecticut  corporation.
MBIA's  claims-paying  ability is rated  Aaa/AAA/AAA by Moody's,  S&P and Fitch, respectively.

Financial  Security  Assurance  Inc.  (FSA) is a  financial  guaranty  insurance company  operated  in New York,  which  became a  separately  capitalized  Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS Financial  Guaranty  North America is a wholly owned  subsidiary of CDC
IXIS Financial Guaranty Holding.  The parent of the holding company is CDC IXIS, which is an AAA-rated French financial institution that owns 100% of the holding company. Each of the three companies' claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Radian Asset  Assurance Inc.  (Radian) is the surviving  entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aaa by Moody's and
AA by S&P and Fitch.

American  Capital Access  Holdings,  Inc. is the parent company of ACA Financial
Guaranty  Corp.  (ACA).  The  parent  of ACA is owned by  several  institutional investors.  Recently,  S&P put ACA's rating on negative  creditwatch.  In August
2004,  Fitch  withdrew its rating based on ACA's  decision to no longer  provide information  necessary  for Fitch to maintain  its  rating.  S&P may restore its previous A rating and stable outlook for ACA if certain capital transactions are closed by ACA.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board  of  Trustees  to  determine,  such  determination  to  be  based  upon  a consideration  of the readily  available  trading  markets and the review of any contractual restrictions.  Accordingly, the Board of Trustees is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Trustees of the funds has delegated the day-to-day  function of determining  the liquidity  of Rule  144A  securities  to the  advisor.  The  board  retains  the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is illiquid.  In such an event,  the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

OTHER INVESTMENT COMPANIES

Each  fund  may  invest  up to 10% of  its  total  assets  in  other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the  NASDAQ-100  index-tracking  ETF (CUBES or
QQQQs),  with the same  percentage  limitations  as  investments  in  registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment restrictions,  the party identified as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33(1)/3% of
                              the fund's total assets.
--------------------------------------------------------------------------------
Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33(1)/3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.
--------------------------------------------------------------------------------
Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities).
------------------------------------------------------------------------
Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.
--------------------------------------------------------------------------------
Control                       A fund may not invest for  purposes of  exercising
                              control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services;  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 5% of the  total  assets of the
                              fund.
--------------------------------------------------------------------------------
Futures and Options           A fund may enter into futures  contracts and write
                              and buy put and call  options  relating to futures
                              contracts.  A fund may not,  however,  enter  into
                              leveraged transactions if it would be possible for
                              the fund to lose more than the  notional  value of
                              the  investment.  The  money  market  fund may not
                              purchase  or  sell   futures   contracts  or  call
                              options. This limitation does not apply to options
                              attached to, or acquired or traded  together with,
                              their underlying securities, and does not apply to
                              securities that  incorporate  features  similar to
                              options or futures contracts.
--------------------------------------------------------------------------------
Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15% of its net  assets  (10% for the money  market
                              fund) would be  invested  in illiquid  securities.
                              Illiquid securities include repurchase  agreements
                              not  entitling  the holder to payment of principal
                              and interest within seven days and securities that
                              are  illiquid  by virtue  of legal or  contractual
                              restrictions on resale or the absence of a readily
                              available market.
--------------------------------------------------------------------------------
Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.
--------------------------------------------------------------------------------
Margin                        A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

The  portfolio  turnover  rate of each fund  (except the money  market  fund) is listed in the Financial  Highlights  table in the  prospectuses.  Because of the short-term  nature of the money market fund's  investments,  portfolio  turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries,  including the funds' investment advisor,  American  Century  Investment  Management,  Inc.  (ACIM);  the  funds'
principal  underwriter,  American Century Investment Services,  Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in,  ACC or any of its  wholly-owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC.  The  trustees  serve in this capacity for eight  registered  investment  companies  in the  American  Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, except as noted. Only officers with  policy-making  functions are listed. No officer is compensated  for his or her  service  as an  officer  of the  funds.  The listed officers are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                       LENGTH                                      COMPLEX          OTHER
                         POSITION(S)   OF TIME                                     OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS            HELD WITH     SERVED       PRINCIPAL OCCUPATION(S)        BY               HELD BY
(YEAR OF BIRTH)          FUNDS         (YEARS)      DURING PAST 5 YEARS            TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
William M. Lyons         Trustee          7         Chief Executive Officer, ACC     33             None
4500 Main Street                                    (September 2000 to present)
Kansas City, MO 64111                               President, ACC
(1955)                                              (June 1997 to present)
                                                    Chief Operating Officer, ACC
                                                    (June 1996 to September 2000)
                                                    Also serves as Chief Executive
                                                    Officer and President, ACIS,
                                                    ACGIM, ACIM and other ACC
                                                    subsidiaries, Executive Vice
                                                    President, ACS LLC, Director,
                                                    ACC, ACGIM, ACIM, ACS LLC and
                                                    other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Antonio Canova           Trustee       Less than    Chief Financial Officer,         33             None
1665 Charleston Road                   one year     BROCADE COMMUNICATIONS
Mountain View, CA 94043                             SYSTEMS, INC.
(1961)                                              (May 2001 to present)
                                                    Vice President,
                                                    Administration, BROCADE
                                                    COMMUNICATIONS SYSTEMS, INC.
                                                    (November 2004 to present)
                                                    Vice President, Finance,
                                                    BROCADE COMMUNICATIONS
                                                    SYSTEMS, INC. (November 2000
                                                    to November 2004)
                                                    Vice President, Chief
                                                    Financial Officer and
                                                    Secretary, WIRELESS INC.
                                                    (April 2000 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Trustee          9         Retired, Private Investor        33             Independent Director,
1665 Charleston Road                                                                                SUNGARD DATA SYSTEMS
Mountain View, CA 94043                                                                             (1991 to present)
(1930)                                                                                              Independent Director,
                                                                                                    BUSINESS OBJECTS S/A
                                                                                                    (1994 to present)
                                                                                                    Independent Director
                                                                                                    COMMERCIAL METALS
                                                                                                    (1983-2001)

-----------------------------------------------------------------------------------------------------------------------------
John Freidenrich         Trustee       Less than    Member and Manager, REGIS        33             None
1665 Charleston Road                   one year     MANAGEMENT COMPANY, LLC
Mountain View, CA 94043                             (April 2004 to present)
(1937)                                              Partner and Founder, BAY
                                                    PARTNERS (Venture capital
                                                    firm, 1976 to present)
                                                    Partner and Founder, WARE &
                                                    FREIDENRICH (1968 to present)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                       LENGTH                                      COMPLEX          OTHER
                         POSITION(S)   OF TIME                                     OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS            HELD WITH     SERVED       PRINCIPAL OCCUPATION(S)        BY               HELD BY
(YEAR OF BIRTH)          FUNDS         (YEARS)      DURING PAST 5 YEARS            TRUSTEE          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Trustee,         9         Charles J. Meyers Professor      33             None
1665 Charleston Road     Chairman                   of Law and Business,
Mountain View, CA 94043                             STANFORD LAW SCHOOL
(1946)                                              (1979 to present)
                                                    Marc and Eva Stern
                                                    Professor of Law and
                                                    Business, COLUMBIA
                                                    UNIVERSITY SCHOOL OF LAW
                                                    (1992 to present)
----------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee          3         Co-Chief Executive Officer and   33             None
1665 Charleston Road                                Chief Investment Officer,
Mountain View, CA 94043                             OFFIT HALL CAPITAL
(1957)                                              MANAGEMENT, LLC
                                                    (April 2002 to present)
                                                    President and Managing
                                                    Director, LAUREL MANAGEMENT
                                                    COMPANY, L.L.C.
                                                    (1996 to April 2002)
----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee         24         Chairman, OAK HILL PLATINUM      33             Director, DIMENSIONAL
1665 Charleston Road                                PARTNERS and a Partner, OAK                     FUND ADVISORS
Mountain View, CA 94043                             HILL CAPITAL MANAGEMENT                         (investment advisor,
(1941)                                              (1999 to present)                               1982 to present)
                                                    Frank E. Buck Professor                         Director,
                                                    of Finance-Emeritus, STANFORD                   CHICAGO MERCANTILE
                                                    GRADUATE SCHOOL OF BUSINESS                     EXCHANGE (2000 to
                                                    (1981 to present)                               present)
----------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee         33         Ralph M. Parsons Professor       33              None
1665 Charleston Road                                of Law and Business,
Mountain View, CA 94043                             STANFORD LAW SCHOOL
(1928)                                              (1972 to present)
----------------------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee          2         Professor of Economics,          33             Director, CADENCE
1665 Charleston Road                                STANFORD UNIVERSITY                             DESIGN SYSTEMS
Mountain View, CA 94043                             (1977 to present)                               (1992 to present)
(1947)                                                                                              Director, WATSON
                                                                                                    WYATT WORLDWIDE
                                                                                                    (2002 to present)
                                                                                                    Director, PALMSOURCE INC.
                                                                                                    (2002 to present)
----------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Trustee         20         Retired, Director and Partner,   33             Director, QUINTUS
1665 Charleston Road                                WINDY HILL PRODUCTIONS, LP                      CORPORATION
Mountain View, CA 94043                             (educational software,                          (automation solutions,
(1945)                                              1994 to 1998)                                   1995 to present)
----------------------------------------------------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                       LENGTH                                      COMPLEX          OTHER
                         POSITION(S)   OF TIME                                     OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS            HELD WITH     SERVED       PRINCIPAL OCCUPATION(S)        BY               HELD BY
(YEAR OF BIRTH)          FUNDS         (YEARS)      DURING PAST 5 YEARS            TRUSTEE          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
William M. Lyons         President        4         See entry above under              33           Not
4500 Main Street                                    "Interested Trustees."                          applicable
Kansas City, MO 64111
(1955)
----------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive        4         Chief Administrative Officer,     Not           Not
4500 Main St.            Vice                       ACC (August 1997 to present)      applicable    applicable
Kansas City, MO 64111    President                  Chief Financial Officer, ACC
(1946)                                              (May 1995 to October 2002)
                                                    Executive Vice President, ACC
                                                    (May 1995 to present)
                                                    Also serves as: Chief Executive
                                                    Officer, Chief Financial Officer
                                                    and President, ACS LLC, Chief
                                                    Financial Officer and Executive
                                                    Vice President, ACGIM, ACIM,
                                                    ACIS and other ACC subsidiaries,
                                                    and Treasurer, ACGIM, ACIM and
                                                    other ACC subsidiaries, Director,
                                                    ACC and other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice      4         Assistant Treasurer, ACC          Not           Not
4500 Main St.            President,                 (January 1995 to present)         applicable    applicable
Kansas City, MO 64111    Treasurer                  Also serves as: Senior Vice
(1956)                   and Chief                  President, ACS LLC, Assistant
                         Accounting                 Treasurer, ACGIM, ACIM, ACIS and
                         Officer                    ACS LLC
---------------------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice      6         Vice President, ACC               Not           Not
4500 Main St.            President                  (February 2001 to present)        applicable    applicable
Kansas City, MO 64111    and                        General Counsel, ACC
(1958)                   General                    (June 1998 to present)
                         Counsel                    Also serves as: Senior Vice
                                                    President and General Counsel,
                                                    ACGIM, ACIM, ACIS, ACS LLC and
                                                    other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------------------
Charles C.S. Park        Vice President   4         Chief Compliance Officer,         Not           Not
4500 Main St.            and                        ACS LLC, ACIM and ACGIM           applicable    applicable
Kansas City, MO 64111    Chief          less        (March 2005 to present)
(1967)                   Compliance     than 1      Vice President, ACS LLC
                         Officer        year        (February 2000 to present)
                                                    Assistant General Counsel, ACS LLC
                                                    (January 1998 to March 2005)
---------------------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller(1)    8         Vice President, ACS LLC           Not           Not
4500 Main St.                                       (February 2000 to present)        applicable    applicable
Kansas City, MO 64111                               Controller-Investment Accounting,
(1964)                                              ACS LLC (June 1997 to present)
---------------------------------------------------------------------------------------------------------------------------
Robert Leach             Controller       8         Vice President, ACS LLC           Not           Not
4500 Main St.                                       (February 2000 to present)        applicable    applicable
Kansas City MO 64111                                Controller-Investment Accounting,
(1966)                                              ACS LLC (June 1997 to present)
---------------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer      7         Vice President, ACC               Not           Not
4500 Main Street                                    (October 2001 to present);        applicable    applicable
Kansas City, MO 64111                               Vice President, Corporate Tax,
(1967)                                              ACS, LLC (April 1998 to present)
                                                    Also serves as: Vice President,
                                                    ACGIM, ACIM, ACIS and
                                                    other ACC subsidiaries

----------------------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement.  The advisor provides the board with monthly,  quarterly,  or annual  analyses of its  performance  in the  following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commissions and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities).

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the funds' assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates  from its  relationship  with the funds and  intangible  or  "fall-out"  benefits  that  accrue to the  advisor  and its affiliates, if relevant, and the advisor's control of the investment expenses of the  funds,  such  as  transaction  costs,  including  ways in  which  portfolio transactions for the funds are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by,  similar  funds.  At the last  review of the  investment  advisory contract,  the board considered the level of the advisor's profits in respect to
the  management  of  the  American  Century  family  of  funds,   including  the
profitability  of managing each fund. The board conducted an extensive review of the advisor's  methodology  in allocating  costs to the management of each fund.
The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the  circumstances.
They  considered  the profits  realized by the  advisor in  connection  with the
operation   of  each  fund  and   whether   the  amount  of  profit  is  a  fair
entrepreneurial  profit  for  the  management  of  each  fund.  The  board  also considered the advisor's  profit margins in comparison  with available  industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the  management  fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                 NUMBER OF MEETINGS
                                                                                 HELD DURING LAST FISCAL
COMMITTEE    MEMBERS                    FUNCTION                                 YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------------------------------
Audit        Kenneth E. Scott           The Audit Committee approves the                     5
             Antonio Canova             engagement of the funds' independent
             Albert Eisenstat           registered public accounting firm,
             Ronald J. Gilson           recommends approval of such
             Jeanne D. Wohlers          engagement to the independent trustees,
                                        and oversees the activities of the funds'
                                        independent registered public accounting
                                        firm. The committee receives reports
                                        from the advisor's Internal Audit
                                        Department, which is accountable
                                        to the committee. The committee also
                                        receives reporting about compliance
                                        matters affecting the funds.
--------------------------------------------------------------------------------------------------------
Corporate                               The Corporate Governance Committee reviews
Governance                              board procedures and committee structures. It
                                        also considers and recommends individuals for
                                        nomination as trustees. The names of potential
                                        trustee candidates may be drawn from a number
                                        of sources, including recommendations from
                                        members of the board, management (in the case
                                        of interested trustees only) and shareholders.
                                        Shareholders may submit trustee nominations to
                                        the Corporate Secretary, American Century
                                        Funds, P.O. Box 410141, Kansas City, MO 64141.
                                        All such nominations will be forwarded to the
                                        committee for consideration. The committee
                                        also may recommend the creation of new
                                        committees, evaluate the membership structure
                                        of new and existing committees, consider the
                                        frequency and duration of board and committee
                                        meetings and otherwise evaluate the
                                        responsibilities, processes, resources,
                                        performance and compensation of the board.
--------------------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes           The Portfolio Committee reviews quarterly            6
             John Freidenrich           the investment activities and strategies used
             Kathryn A. Hall            to manage fund assets. The committee
             William M. Lyons (ad hoc)  regularly receives reports from portfolio managers,
                                        credit analysts and other investment personnel
                                        concerning the funds' investments.
--------------------------------------------------------------------------------------------------------
Quality      John B. Shoven             The Quality of Service Committee reviews             6
of           Ronald J. Gilson           the level and quality of transfer agent and
Service      William M. Lyons (ad hoc)  administrative services provided to the funds and their shareholders. It receives and reviews
                                        reports comparing those services to those of
                                        fund competitors and seeks to improve such
                                        services where feasible and appropriate.
--------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight such  companies  based on a schedule  that takes into account the  number  of  meetings  attended  and the  assets  of the funds for which the meetings  are  held.  These  fees and  expenses  are  divided  among  the  eight investment  companies based, in part, upon their relative net assets.  Under the terms of the management  agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods indicated and by the eight investment  companies served by this board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------
                                                         TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION          THE AMERICAN CENTURY
 NAME OF TRUSTEE             FROM THE FUNDS (1)          FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Albert A. Eisenstat                  XX                          XX
--------------------------------------------------------------------------------
John Freidenrich(3)                  XX                          XX
--------------------------------------------------------------------------------
Ronald J. Gilson                     XX                          XX
--------------------------------------------------------------------------------
Kathryn A. Hall                      XX                          XX
--------------------------------------------------------------------------------
Myron S. Scholes                     XX                          XX
--------------------------------------------------------------------------------
Kenneth E. Scott                     XX                          XX
--------------------------------------------------------------------------------
John B. Shoven                       XX                          XX
--------------------------------------------------------------------------------
Jeanne D. Wohlers                    XX                          XX
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR ENDED MAY
     31,  2005,  AND ALSO  INCLUDES  AMOUNTS  DEFERRED  AT THE  ELECTION  OF THE
     TRUSTEES UNDER THE AMERICAN  CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     SCHOLES,  $XXXXX; MR. SHOVEN,  $XXXXX; MS. SCOTT, $XXXXX; MS. HALL, $XXXXX;
     MR. GILSON, $XXXXX; AND MR. EISENSTAT, $XXXXX.

(3)  MR. FREIDENRICH WAS PAID AS AN ADVISORY BOARD MEMBER.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts are credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump-sum  payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended May 31, 2005.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2004, as shown in the tables below. Because they were not trustees as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table.

                                                          NAME OF TRUSTEES
----------------------------------------------------------------------------------------
                                               WILLIAM M.  ALBERT    RONALD J.   MYRON S.
                                                 LYONS    EISENSTAT   GILSON     SCHOLES
----------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     Arizona Municipal Bond                        A         A          A          A
----------------------------------------------------------------------------------------
     Florida Municipal Bond                        A         A          A          A
----------------------------------------------------------------------------------------
     High-Yield Municipal                          A         A          A          A
----------------------------------------------------------------------------------------
     Tax-Free Bond                                 A         A          A          A
----------------------------------------------------------------------------------------
     Tax-Free Money Market                         C         A          A          A
----------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity                   E         E          E          E
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies
----------------------------------------------------------------------------------------

                                                          NAME OF TRUSTEES
-----------------------------------------------------------------------------------------
                                               KENNETH E.  JOHN B.   JEANNE D. KATHRYN A.
                                                 SCOTT     SHOVEN    WOHLERS    HALL
-----------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     Arizona Municipal Bond                        A         A          A          A
-----------------------------------------------------------------------------------------
     Florida Municipal Bond                        A         A          A          A
-----------------------------------------------------------------------------------------
     High-Yield Municipal                          A         A          A          A
-----------------------------------------------------------------------------------------
     Tax-Free Bond                                 A         A          A          A
-----------------------------------------------------------------------------------------
     Tax-Free Money Market                         A         A          A          A
-----------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity                   E         E          E          D
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies
-----------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting
   =  Staggered Boards
   =  "Blank Check" Preferred Stock
   =  Elimination of Preemptive Rights
   =  Non-targeted Share Repurchase
   =  Increase in Authorized Common Stock
   =  "Supermajority" Voting Provisions or Super Voting Share Classes
   =  "Fair Price" Amendments
   =  Limiting the Right to Call Special Shareholder Meetings
   =  Poison Pills or Shareholder Rights Plans
   =  Golden Parachutes
   =  Reincorporation
   =  Confidential Voting
   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Directors Tenure

o  Directors' Stock Options Plans

o  Directors' Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on  americancentury.com  on the 31st day after the end of each fiscal quarter. In addition,  full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made  available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com.  From time to time the advisor may select additional portfolio  characteristics for distribution to the public with such  frequencies  and lag times as the advisor  determines to be in the best interests of shareholders.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an  appropriate  non-disclosure  agreement  with the  advisor in which it agrees to treat the  information  confidentially  until the public  distribution date and represents  that the  information  will be used only for the legitimate services  provided  to its  clients  (i.e.,  not  for  trading).  Non-disclosure
agreements   require  the  approval  of  an  attorney  in  the  advisor's  Legal
Department.  The advisor's  Compliance  Department  receives  quarterly  reports detailing which clients received accelerated  disclosure,  when they received it and the  purposes  of such  disclosure.  Compliance  personnel  are  required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of May 4, 2005 are as follows:

American Fidelity Assurance Co.

American United Life Insurance Company

Ameritas Life Insurance Corporation

Annuity Investors Life Insurance Company

Asset Services Company L.L.C.

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callan Associates, Inc.

Cleary Gull Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Fund Evaluation Group, LLC

The Guardian Life Insurance & Annuity Company, Inc.

Hewitt Associates LLC

ICMA Retirement Corporation

ING Insurance Company of America

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc.

The Lincoln National Life Insurance Company

Lipper Inc.

Manulife Financial

Massachusetts Mutual Life Insurance Company

Merrill Lynch

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NT Global Advisors, Inc.

NYLIFE Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Smith Barney

SunTrust Bank

Symetra Life Insurance Company

Trusco Capital Management

Union Bank of California, N.A.

The Union Central Life Insurance Company

VALIC Financial Advisors

VALIC Retirement Services Company

Vestek Systems, Inc.

Wachovia Bank, N.A.

Wells Fargo Bank, N.A.

The types,  frequency  and  timing of  disclosure  to such  parties  vary.  Full portfolio  holdings are provided  infrequently.  When they are  provided,  it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly  basis as soon as the  information  is available,  usually  within one business  day.)  Top  ten  holdings  and  other  portfolio  characteristics  are generally  provided on a quarterly  basis  within 5-20  business  days after the quarter end. In some cases, such  characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Trustees  exercises  oversight of  disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July XX, 2005, the following shareholders,  beneficial or of record, owned more  than 5% of the  outstanding  shares of any  class of a fund.  Because  the
Advisor  Class of Tax-Free  Bond was not in operation as of July XX, 2005, it is not included in the chart below.

                                               PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED     SHARES OWNED
CLASS      SHAREHOLDER                         OF RECORD        BENEFICIALLY (1)
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND
--------------------------------------------------------------------------------
   Investor

          Charles Schwab & Co., Inc.                XX              XX
          San Francisco, California
--------------------------------------------------------------------------------
   A

          Charles Schwab & Co., Inc.                XX              XX
          San Francisco, California
          American Enterprise Investment Svcs       XX              XX
          Minneapolis, Minnesota
--------------------------------------------------------------------------------
   B

          American Century Investment               XX              XX
          Management, Inc.
          Kansas City, Missouri
--------------------------------------------------------------------------------
   C

          American Enterprise Investment Svcs       XX              XX
          Minneapolis, Minnesota

          MLPF&S, Inc.                              XX              XX
          Jacksonville, Florida
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
   Investor

          Charles Schwab & Co., Inc.                XX              XX
          San Francisco, California
          Morgan Guaranty Trust of New York         XX              XX
          Newark, Delaware
--------------------------------------------------------------------------------
   A

          Charles Schwab & Co., Inc.                XX              XX
          San Francisco, California
          MLPF&S, Inc.                              XX              XX
          Jacksonville, Florida
          American Enterprise Investment Svcs       XX              XX
          Minneapolis, Minnesota
--------------------------------------------------------------------------------
   B

          American Enterprise Investment Svcs       XX              XX
          Minneapolis, Minnesota
          Edward Jones & Co.                        XX              XX
              Geraldine C. Hiebert                  XX              XX
              Maryland Heights, Missouri
          American Century Investment               XX              XX
          Management, Inc.
          Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF    PERCENTAGE OF
                                               OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED     SHARES OWNED
CLASS      SHAREHOLDER                         OF RECORD        BENEFICIALLY (1)
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
   C

       MLPF&S, Inc.                                 XX              XX
       Jacksonville, Florida

       American Enterprise Investment Svcs          XX              XX
       Minneapolis, Minnesota
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
   Investor

       National Financial Services Corp.            XX              XX
       New York, New York
       Pershing LLC                                 XX              XX
       Jersey City, New Jersey
       E*Trade Clearing LLC                         XX              XX
       West Sacramento, California
--------------------------------------------------------------------------------
   A

       Charles Schwab & Co., Inc.                   XX              XX
       San Francisco, California
       National Financial Services Corp.            XX              XX
       New York, New York
       MLPF&S, Inc.                                 XX              XX
       Jacksonville, Florida
--------------------------------------------------------------------------------
   B

       MLPF&S, Inc.                                 XX              XX
       Jacksonville, Florida
       Citigroup Global Markets                     XX              XX
       New York, New York
       American Enterprise Investment Svcs          XX              XX
       Minneapolis, Minnesota
--------------------------------------------------------------------------------
   C

       MLPF&S, Inc.                                 XX              XX
       Jacksonville, Florida
--------------------------------------------------------------------------------
TAX-FREE BOND
--------------------------------------------------------------------------------
   Investor

       Charles Schwab & Co., Inc.                   XX              XX
       San Francisco, California

       MLPF&S, Inc.                                 XX              XX
       Jacksonville, Florida
--------------------------------------------------------------------------------
   Institutional

       Charles Schwab & Co., Inc.                   XX              XX
       San Francisco, California
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
   Investor

       None
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of any class of a fund's outstanding shares or more than 25% of the voting securities of American Century Municipal Trust. A shareholder  owning of record or beneficially more than 25% of the corporation's  outstanding shares may be considered a controlling person. The vote of any such person could have a more  significant  effect on matters  presented at a shareholders'  meeting than votes of other  shareholders.  As of July XX, 2005, the officers and trustees of the funds, as a group,  owned XX% of the Investor Class of Tax-Free Money Market and owned  less than 1% of all other  classes  of the other  funds'  outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.  controls ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment advisor for each of the funds. A description of the  responsibilities of the advisor appears in the prospectuses under the heading MANAGEMENT.

For the services  provided to the funds,  the advisor receives a daily fee based on a percentage  of the net assets of a fund.  The annual rate at which this fee is assessed is  determined  daily in a multi-step  process.  First,  each of the trust's  funds is  categorized  according  to the broad  asset class in which it invests  (e.g.,  money market,  bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of  trustees  as the trust.  Together,  the Fund  Category  Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.2700%
--------------------------------------------------------------------------------
Next $1 billion                      0.2270%
--------------------------------------------------------------------------------
Next $3 billion                      0.1860%
--------------------------------------------------------------------------------
Next $5 billion                      0.1690%
--------------------------------------------------------------------------------
Next $15 billion                     0.1580%
--------------------------------------------------------------------------------
Next $25 billion                     0.1575%
--------------------------------------------------------------------------------
Thereafter                           0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE
FOR ARIZONA MUNICIPAL BOND, FLORIDA MUNICIPAL BOND AND TAX-FREE
BOND
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.2800%
--------------------------------------------------------------------------------
Next $1 billion                      0.2280%
--------------------------------------------------------------------------------
Next $3 billion                      0.1980%
--------------------------------------------------------------------------------
Next $5 billion                      0.1780%
--------------------------------------------------------------------------------
Next $15 billion                     0.1650%
--------------------------------------------------------------------------------
Next $25 billion                     0.1630%
--------------------------------------------------------------------------------
Thereafter                           0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.4100%
--------------------------------------------------------------------------------
Next $1 billion                      0.3580%
--------------------------------------------------------------------------------
Next $3 billion                      0.3280%
--------------------------------------------------------------------------------
Next $5 billion                      0.3080%
--------------------------------------------------------------------------------
Next $15 billion                     0.2950%
--------------------------------------------------------------------------------
Next $25 billion                     0.2930%
--------------------------------------------------------------------------------
Thereafter                           0.2925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                       FEE RATE FOR
                       INVESTOR  CLASS,
                       A CLASS, B CLASS     FEE RATE FOR           FEE RATE FOR
  COMPLEX ASSETS       AND C CLASS          INSTITUTIONAL CLASS    ADVISOR CLASS
--------------------------------------------------------------------------------
First $2.5 billion       0.3100%                0.1100%              0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion        0.3000%                0.1000%              0.0500%
--------------------------------------------------------------------------------
Next $15 billion         0.2985%                0.0985%              0.0485%
--------------------------------------------------------------------------------
Next $25 billion         0.2970%                0.0970%              0.0470%
--------------------------------------------------------------------------------
Next $25 billion         0.2870%                0.0870%              0.0370%
--------------------------------------------------------------------------------
Next $25 billion         0.2800%                0.0800%              0.0300%
--------------------------------------------------------------------------------
Next $25 billion         0.2700%                0.0700%              0.0200%
--------------------------------------------------------------------------------
Next $25 billion         0.2650%                0.0650%              0.0150%
--------------------------------------------------------------------------------
Next $25 billion         0.2600%                0.0600%              0.0100%
--------------------------------------------------------------------------------
Next $25 billion         0.2550%                0.0550%              0.0050%
--------------------------------------------------------------------------------
Thereafter               0.2500%                0.0500%              0.0000%
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved  the  advisor's  policy with  respect to the  aggregation  of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate  portfolio  transactions of the funds unless it believes that such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees incurred by each fund for the fiscal periods ended May
31, 2005,  2004 and 2003, are indicated in the following  table. As a new class, information regarding the Advisor Class of Tax-Free Bond was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES(1)
--------------------------------------------------------------------------------
FUND                             2005             2004                2003
--------------------------------------------------------------------------------

ARIZONA MUNICIPAL BOND

   Investor Class                 XX             $335,094           $359,414
--------------------------------------------------------------------------------
   A Class                        XX             $645               N/A
--------------------------------------------------------------------------------
   B Class                        XX             $3                 N/A
--------------------------------------------------------------------------------
   C Class                        XX             $6                 N/A
--------------------------------------------------------------------------------

FLORIDA MUNICIPAL BOND

   Investor Class                 XX             $312,370           $321,620
--------------------------------------------------------------------------------
   A Class                        XX             $276               N/A
--------------------------------------------------------------------------------
   B Class                        XX             $11                N/A
--------------------------------------------------------------------------------
   C Class                        XX             $876               N/A
--------------------------------------------------------------------------------

HIGH-YIELD MUNICIPAL

   Investor Class                 XX             $341,035           $281,749
--------------------------------------------------------------------------------
   A Class                        XX             $92,917            $1,326
--------------------------------------------------------------------------------
   B Class                        XX             $11,257            $439
--------------------------------------------------------------------------------
   C Class                        XX             $30,890            $1,831
--------------------------------------------------------------------------------

TAX-FREE BOND

   Investor Class                 XX             $3,058,474         $2,611,101
--------------------------------------------------------------------------------
   Institutional Class            XX             $21,345            $1,390
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET

   Investor Class                 XX             $1,300,357         $1,310,134
--------------------------------------------------------------------------------

(1)  NET OF REIMBURSEMENTS OR WAIVERS.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR, on page 36.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means that the distributor has no liability for unsold shares.  The advisor pays ACIS's costs for serving as principal  underwriter of the funds' shares out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR,  on page 36. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own  resources  to such  financial  intermediaries  for the  provision  of these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  none of the funds owned  securities  of its  regular  brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional  information is a series of shares issued by the
Trust. In addition,  each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received  from all Trust  shareholders  without  regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds  of the shares of each fund  entitled to vote, or (2) by the Trustees by written  notice to  shareholders  of each fund. Any fund may be terminated by
(1) approval of at least  two-thirds  of the shares of that fund,  or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example,  fidelity,  bonding and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is  described  in the prospectus  of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class,  Institutional
Class, A Class, B Class and C Class. Not all funds offer all five classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional  Class is made available to institutional  shareholders or through financial  intermediaries  that do not require the same level of shareholder and administrative  services from the advisor as Investor Class  shareholders.  As a result,  the  advisor  is  able to  charge  Institutional  Class  a lower  total management fee. The A, B and C Classes also are made available through financial intermediaries,  for purchase by individual  investors who receive  advisory and personal services from the intermediary.  The unified management fee is the same as for  Investor  Class,  but the A, B and C Class  shares each are subject to a separate Master  Distribution  and Individual  Shareholder  Services Plan (the A
Class Plan, B Class Plan and C Class Plan,  respectively and  collectively,  the
Plans)  described  below.  The Plans have been  adopted  by the funds'  Board of
Trustees in accordance  with Rule 12b-1 adopted by the SEC under the  Investment
Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan,  respectively.
The Plans are described below.

In adopting the Plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved  name  recognition  for the  funds  generally;  and  growing  assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented to the Board of Trustees quarterly for its consideration in connection with its  deliberations  as to the continuance of the Plans.  Continuance of the
Plans must be  approved by the Board of  Trustees  (including  a majority of the independent trustees) annually.  The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees),  except that the
Plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2005, the aggregate amount of fees paid under the A Class Plan was:

     Arizona Municipal Bond                       $XX
     Florida Municipal Bond                       $XX
     High-Yield Municipal                         $XX

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended May 31,  2005,  the  aggregate  amount of fees paid under the B Class Plan was:

     Arizona Municipal Bond                       $XX
     Florida Municipal Bond                       $XX
     High-Yield Municipal                         $XX

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended May 31,  2005,  the  aggregate  amount of fees paid under the C Class Plan was:

     Arizona Municipal Bond                       $XX
     Florida Municipal Bond                       $XX
     High Yield Municipal                         $XX

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor Class  shares,  and the funds' Board of Trustees has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the funds'  distributor  0.50% annually of the aggregate average daily net assets of the funds'  Advisor  Class  shares,  0.25% of which is paid for certain  ongoing shareholder and administrative  services (as described below) and 0.25% of which is paid for  distribution  services  including  past  distribution  services (as described  below).  This payment is fixed at 0.50%, and is not based on expenses incurred by the distributor.  Because the Advisor Class of Tax-Free Bond was not
in  operation  as of the fiscal  year end,  no fees were paid under the  Advisor
Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
Because the Advisor Class of Tax-Free Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

Because the Advisor Class of Tax-Free Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectus for those classes in the section titled  "Choosing a
Share  Class."  Shares of the A Class are  subject to an initial  sales  charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations due to sales efficiencies and competitive considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees and officers of funds  managed by the advisor,  employees of those persons and trusts and  qualified  retirement  plans  established  by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate  contingent  deferred sales charges paid to the Distributor in the fiscal year ended May 31, 2005, were:

     High-Yield Municipal                         $XX

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                        DEALER CONCESSION

LESS THAN $50,000                             4.00%

$50,000 - $99,999                             4.00%

$100,000 - $249,999                           3.00%

$250,000 - $499,999                           2.00%

$500,000 - $999,999                           1.75%

$1,000,000 - $3,999,999                       1.00%

$4,000,000 - $9,999,999                       0.50%

> $10,000,000                                 0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

MONEY MARKET FUND

The money market fund  operates  pursuant to  Investment  Company Act Rule 2a-7, which permits valuation of portfolio  securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase.  Although this method  provides  certainty in valuation,  it generally disregards the effect of fluctuating  interest rates on an  instrument's  market value.  Consequently,  the  instrument's  amortized  cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund  shares  computed as  described  above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required  by the Rule 2a-7,  the Board of  Trustees  has  adopted  procedures designed to stabilize,  to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and  redemptions at $1.00.
While the  day-to-day  operation of the money market fund has been  delegated to the fund managers, the quality requirements  established by the procedures limit investments  to certain  instruments  that the Board of Trustees has  determined present  minimal credit risks and that have been rated in one of the two highest rating  categories  as  determined by a rating agency or, in the case of unrated securities,  of comparable  quality.  The procedures require review of the money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset values  calculated  by  using  available  market  quotations  deviate  from  the per-share  value based on amortized  cost.  The  procedures  also  prescribe the action to be taken by the advisor if such deviation should exceed .025%.

Actions  the  advisor  and the  Board  of  Trustees  may  consider  under  these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that primarily protects the money market fund against default of principal or interest  payments on the instruments  they
hold  and  against   bankruptcy  by  issuers  and  credit   enhancers  of  these
instruments.  Although the fund will be charged premiums by an insurance company for coverage of specified  types of losses  related to default or  bankruptcy on certain securities,  the fund may incur losses regardless of the insurance.  The insurance  does not guarantee or insure that the fund will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities held by the non-money  market funds normally are priced by using data provided  by an  independent  pricing  service,  provided  that such  prices are believed  by  the  advisor  to  reflect  the  fair  market  value  of  portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally  determined  without  regard to bid or last sale  prices.  In  valuing securities,  the pricing  services  generally  take into  account  institutional trading activity,  trading in similar groups of securities, and any developments related to specific securities.  The methods used by the pricing service and the valuations  so  established  are  reviewed  by the  advisor  under  the  general supervision  of the Board of  Trustees.  There are a number of pricing  services available,  and the  advisor,  on the  basis  of  ongoing  evaluation  of  these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most  recently  quoted  bid and  ask  prices  provided  by  broker-dealers.  The municipal bond market is typically a "dealer  market";  that is, dealers buy and sell bonds for their own accounts  rather than for customers.  As a result,  the spread, or difference,  between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from  federal and state  income  taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and can  generally  be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal  income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.  Original  issue discount on an obligation  with interest  exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable).  If a fund  elects to include market  discount  in income in the tax  years to which it is  attributable,  the market  discount  accrues  on a daily  basis  for each day the bond is held by a fund.  Market  discount  is  calculated  on a straight  line basis over the time remaining  to the bond's  maturity.  In the case of any debt  security  having a fixed  maturity  date of not more than one year  from  date of  issue,  the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment income (if not considered exempt from federal tax) and net short-term capital gains are taxable to you as ordinary income.

As of May 31, 2005, the funds in the table below had the following  capital loss carryover.  When a fund has a capital loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

FUND                                  CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Florida Municipal Bond                         XX
--------------------------------------------------------------------------------
High-Yield Municipal                           XX
--------------------------------------------------------------------------------
Tax-Free Bond                                  XX
--------------------------------------------------------------------------------
Tax-Free Money Market                          XX
--------------------------------------------------------------------------------

Interest on certain  types of  industrial  development  bonds (small  issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons  other than the  issuer) is not exempt from  federal  income tax when received by "substantial  users" or persons related to substantial users as defined  in the Code.  The term  "substantial  user"  includes  any  "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial  development bonds. The funds may invest periodically
in  industrial  development  bonds  and,  therefore,   may  not  be  appropriate
investments  for entities that are substantial  users of facilities  financed by
industrial   development  bonds  or  "related  persons"  of  substantial  users.
Generally,  an individual  will not be a related  person of a  substantial  user under the Code unless he or his immediate  family  (spouse,  brothers,  sisters, ancestors and lineal  descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code,  any  distribution  of a fund's net realized  long-term  capital gains  designated by the fund as a capital  gains  dividend is taxable to you as long-term  capital  gains,  regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.  Any such loss will be disallowed to the extent of any tax-exempt  dividend income you received on those shares. In addition,  although highly  unlikely,  the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable.  If the funds were to hold such a bond, they might have to distribute  taxable  income or  reclassify as taxable  income previously distributed as tax-free.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends,  capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify  that the Social  Security  number or tax  identification  number you provide is correct  and that you are not  subject to  withholding  for  previous under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While  the  interest  on bonds  issued  to  finance  essential  state  and local government  operations  is  generally  exempt from regular  federal  income tax, interest on certain  private  activity bonds issued after August 7, 1986,  while exempt from regular federal income tax,  constitutes a  tax-preference  item for taxpayers in determining  alternative  minimum tax liability  under the Code and the income tax provisions of several states.

Each fund may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase  liability  under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All  distributions  derived from interest exempt from regular federal income tax may subject  corporate  shareholders  to, or increase their liability under, the alternative  minimum  tax  because  these  distributions  are  included  in  the corporation's adjusted current earnings.

The Trust will inform fund shareholders  annually of the amount of distributions derived from interest payments on private activity bonds.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers  LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included in the funds' Annual  Reports for the fiscal year ended May
31, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This  is  the  highest  rating  assigned  by  S&P  to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to
                    pay  interest  and  repay   principal.   Adverse   business,
                    financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.
--------------------------------------------------------------------------------
B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

--------------------------------------------------------------------------------
DDD, DD, D          The ratings of  obligations  in this  category  are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery,  around  90% - 100%  of  outstanding  amounts  and accrued interest.  DD indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential,  i.e., below 50%.

                    Entities  rated in this category  have  defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S     DESCRIPTION
--------------------------------------------------------------------------------
A-1     Prime-1     This  indicates that the degree of safety  regarding  timely
        (P-1)       payment is  strong.  Standard & Poor's  rates  those  issues
                    determined    to    possess    extremely    strong    safety
                    characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2     Capacity  for  timely   payment  on   commercial   paper  is
        (P-2)       satisfactory,  but the  relative  degree of safety is not as high as for  issues  designated  A-1.  Earnings  trends  and coverage  ratios,  while  sound,  will  be more  subject  to
                    variation.   Capitalization  characteristics,   while  still
                    appropriated,  may be more affected by external  conditions.
                    Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3     This indicates  satisfactory  capacity for timely repayment.
        (P-3)       Issues that carry this rating are somewhat  more  vulnerable to the adverse  changes in  circumstances  than  obligations carrying the higher designations.

--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P      MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1        Notes   are  of  the   highest   quality
                              enjoying    strong    protection    from
                              established  cash  flows  of  funds  for
                              their servicing or from  established and
                              broad-based  access  to the  market  for
                              refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2        Notes are of high quality,  with margins
                              of  protection  ample,  although  not so
                              large as in the preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3        Notes are of favorable quality, with all
                              security  elements  accounted  for,  but
                              lacking the  undeniable  strength of the
                              preceding  grades.   Market  access  for
                              refinancing, in particular, is likely to
                              be less well-established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4        Notes are of adequate quality,  carrying
                              specific risk but having  protection and
                              not    distinctly    or    predominantly
                              speculative.
--------------------------------------------------------------------------------

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about  the  funds,  by  contacting  us at the  address  or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE

1-800-345-8765

AMERICANCENTURY.COM

FAX

816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS

1-800-345-3533

SH-SAI-XXXXX   0507

AMERICAN CENTURY MUNICIPAL TRUST

PART C   OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Amended and Restated  Agreement and  Declaration  of Trust,  dated
March 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment
No. 43 to the  Registration  Statement of the  Registrant on September 28, 2004,
File No. 2-91229, and incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust (to be filed by amendment).

     (b) Amended and  Restated  Bylaws,  dated  August 26,  2004,  are  included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Declaration of Trust,  appearing as Exhibit a1 herein and Article II, Article VII, Article VIII, and Article IX of Registrant's
Amended and Restated Bylaws, incorporated herein by reference.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated  August 1, 2004 (filed  electronically  as
Exhibit d to  Post-Effective  Amendment No. 43 to the Registration  Statement of
the Registrant on September 28, 2004, File No. 2-91229,  and incorporated herein by reference).

          (2) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated May 1, 2005 (filed electronically as Exhibit e1 to  Post-Effective  Amendment No. 38 to the  Registration  Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (2) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit b9b to Post-Effective  Amendment No. 23 to the Registration Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229,  and incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (11) Amendment No. 10 to the Transfer  Agency  Agreement with American
Century Services, LLC (to be filed by amendment).

          (12) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (13) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (14) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  (1)  Opinion and  Consent of  Counsel,  dated as of February  27, 2004
(filed  electronically  as Exhibit i to  Post-Effective  Amendment No. 42 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-91229,
and incorporated herein by reference).

          (2) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public  accounting  firm,  dated  September  23, 2004 (filed  electronically  as
Exhibit j1 to Post-Effective  Amendment No. 43 to the Registration  Statement of
the Registrant on September 28, 2004, File No. 2-91229,  and incorporated herein by reference).

          (2) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (3) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American  California Tax-Free and Municipal Funds on December 29, 2004, File No.
2-82734, and incorporated herein by reference).

          (4) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (5) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (6)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

          (8) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (2)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (3)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (4)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement  of the  Registrant  on  September  30,  2002,  File No.
2-91229, and incorporated herein by reference).

          (6)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   January  2,  2004,   (filed
electronically  as  Exhibit  m6  to  Post-Effective  Amendment  No.  42  to  the
Registration Statement of the Registrant on February 26, 2004, File No. 2-91229,
and incorporated herein by reference).

          (7)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (8)  Amendment  No.  7  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
American  Century  Quantitative  Equity  Funds,  Inc. on May 13, 2005,  File No.
33-19589, and incorporated herein by reference).

          (9) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (10)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (11)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (12)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (13)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005, is included herein.

          (14) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American  Century  Investment  Trust on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005, is included herein.

          (19)  Master  Distribution  and  Shareholder  Services  Plan  (Advisor
Class),   dated  August  1,  1997,  (filed   electronically  as  Exhibit  m1  to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (20) Amendment to Master  Distribution  and Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (21) Amendment No. 1 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment No. 44 to the  Registration  Statement of American
Century  Government  Income  Trust  on July 31,  2001,  File  No.  2-99222,  and
incorporated herein by reference).

          (22) Amendment No. 2 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of the American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

          (23) Amendment No. 3 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 1, 2002 (filed  electronically as Exhibit m5 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2005,  File No.  2-94608,  and
incorporated herein by reference).

          (24) Amendment No. 4 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (25) Amendment No. 5 to Master  Distribution and Shareholder  Services
Plan (Advisor Class)(to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the Registration Statement of the Registrant on December 23,
2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10)  Amendment No. 9 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American Century  California  Tax-Free and Municipal Funds,  Inc. on December
29, 2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of Trust,  incorporated  herein by  reference  to  Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit
b herein.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

None.

Item 27. Principal Underwriters

I.  (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal       Positions and Offices            Positions and Offices
Business Address*        with Underwriter                 with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Director                         none

James E. Stowers III     Chairman and Director            none

William M. Lyons         President, Chief Executive       President and
                         Officer and Director             Trustee

Robert T. Jackson        Executive Vice President,        Executive Vice
                         Chief Financial Officer          President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President            none

Brian Jeter              Senior Vice President            none

Mark Killen              Senior Vice President            none

David Larrabee           Senior Vice President            none

Barry Mayhew             Senior Vice President            none

David C. Tucker          Senior Vice President            Senior Vice President
                         and General Counsel              and General Counsel

Clifford Brandt          Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of American Century Municipal Trust,  American Century Services,  LLC
and  American  Century  Investment  Management,  Inc.,  all located at 4500 Main
Street, Kansas City, Missouri 64111.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant  has duly caused this  Amendment No. 45 to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 13th day of May, 2005.

                         AMERICAN CENTURY MUNICIPAL TRUST
                          (Registrant)

                         By:  /*/ William M. Lyons
                              -----------------------------------------
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 44 has been signed below by the following  persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                           DATE

*William M. Lyons              President, Principal            May 13, 2005
-------------------------      Executive Officer and
William M. Lyons               Trustee

*Maryanne Roepke               Senior Vice President,          May 13, 2005
-------------------------      Treasurer and Chief
Maryanne Roepke                Chief Accounting Officer

*Antonio Cavova                Trustee                         May 13, 1005
-------------------------
Antonio Canova

*Albert A. Eisenstat           Trustee                         May 13, 2005
-------------------------
Albert A. Eisenstat

*John Freidenrich              Trustee                         May 13, 2005
-------------------------
John Freidenrich

*Ronald J. Gilson              Trustee                         May 13, 2005
-------------------------
Ronald J. Gilson

*Kathryn A. Hall               Trustee                         May 13, 2005
-------------------------
Kathryn A. Hall

*Myron S. Scholes              Trustee                         May 13, 2005
-------------------------
Myron S. Scholes

*Kenneth E. Scott              Trustee                         May 13, 2005
-------------------------
Kenneth E. Scott

*John B. Shoven                Trustee                         May 13, 2005
-------------------------
John B. Shoven

*Jeanne D. Wohlers             Trustee                         May 13, 2005
-------------------------
Jeanne D. Wohlers

*By  /s/ Brian L. Brogan
     -------------------------------------------
     Brian L. Brogan
     Attorney in Fact
     (pursuant to Powers of Attorney
     dated December 9, 2004 and
     March 1, 2005)